Property and Equipment, Net (Tables)	12 Months Ended
Apr. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment
As of April 30, 2022 and 2023, property and equipment consist of the following:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Land	¥218,980	¥218,980	$1,610
Buildings and improvements	161,503	161,503	1,188
Leasehold improvements	86,744	98,626	726
Vehicles	7,954	7,954	58
Tools and fixtures	261,796	341,076	2,508
Construction in progress	—	4,400	32

Total property and equipment	736,977	832,539	6,122
Less: Accumulated depreciation and amortization	(218,153)	(324,761)	(2,388)

Property and equipment, net	¥518,824	¥507,778	$3,734